FINANCIAL AND CAPITAL RISK MANAGEMENT (Details 1) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and other accrued liabilities	$ 13,802	$ 7,162
Other liabilities	200
Lease liability	175
Accounts payable and accrued liabilities AHFS	373
Total liability	14,550
Contractual Cash Flows
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and other accrued liabilities	13,802
Other liabilities	200
Lease liability	195
Accounts payable and accrued liabilities AHFS	373
Total liability	14,570
Less Than 1 Year
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and other accrued liabilities	13,802
Other liabilities	200
Lease liability	92
Accounts payable and accrued liabilities AHFS	373
Total liability	14,467
1 - 3 Years
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and other accrued liabilities	0
Other liabilities	0
Lease liability	103
Accounts payable and accrued liabilities AHFS	0
Total liability	103
4 - 5 Years
FINANCIAL AND CAPITAL RISK MANAGEMENT
Accounts payable and other accrued liabilities	0
Other liabilities	0
Lease liability	0
Accounts payable and accrued liabilities AHFS	0
Total liability	$ 0